Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fidelity Enhanced Large Cap Value ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Enhanced Large Cap Value ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Enhanced Large Cap Value ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Enhanced Large Cap Value ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced Large Cap Value ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced Large Cap Value ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced Large Cap Value ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced Large Cap Value ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Enhanced Large Cap Value ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced Large Cap Value ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced Large Cap Value ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Enhanced Large Cap Value ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Enhanced Large Cap Value ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Enhanced Large Cap Value ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced Large Cap Value ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Enhanced Large Cap Value ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Enhanced Large Cap Value ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Enhanced Large Cap Value ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Enhanced Large Cap Value ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Enhanced Large Cap Value ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Enhanced Large Cap Value ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Enhanced Large Cap Value ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Enhanced Large Cap Value ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Enhanced Large Cap Value ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced Small Cap ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Small Cap ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Small Cap ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced Small Cap ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced Small Cap ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Enhanced Small Cap ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Enhanced Small Cap ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Enhanced Small Cap ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Enhanced Small Cap ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Enhanced Small Cap ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Enhanced Small Cap ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Enhanced Small Cap ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Enhanced Small Cap ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced Small Cap ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Enhanced Small Cap ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Enhanced Small Cap ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Enhanced Small Cap ETF | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Small Cap ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Enhanced Small Cap ETF | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Enhanced Small Cap ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Enhanced Small Cap ETF | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced Small Cap ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced Small Cap ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced Small Cap ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Enhanced Small Cap ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Enhanced Mid Cap ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced Mid Cap ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced Mid Cap ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Enhanced Mid Cap ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Mid Cap ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Mid Cap ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Mid Cap ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Mid Cap ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Mid Cap ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced Mid Cap ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced Mid Cap ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Enhanced Mid Cap ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Enhanced Mid Cap ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Enhanced Mid Cap ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Enhanced Mid Cap ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Enhanced Mid Cap ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Enhanced Mid Cap ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Enhanced Mid Cap ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Enhanced Mid Cap ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Enhanced Mid Cap ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Enhanced Mid Cap ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Enhanced Mid Cap ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Enhanced Mid Cap ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Enhanced Mid Cap ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced Mid Cap ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Enhanced Mid Cap ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Enhanced International ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced International ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Enhanced International ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced International ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Enhanced International ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Enhanced International ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Enhanced International ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced International ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced International ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced International ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced International ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Enhanced International ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Enhanced International ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Enhanced International ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced International ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Enhanced International ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Enhanced International ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Enhanced International ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Enhanced International ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Enhanced International ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Enhanced International ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Enhanced International ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Enhanced International ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Enhanced International ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Enhanced International ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Enhanced International ETF | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Enhanced International ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Enhanced International ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Enhanced International ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Enhanced International ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Enhanced International ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Enhanced International ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Enhanced International ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced International ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Enhanced Large Cap Growth ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Enhanced Large Cap Growth ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Enhanced Large Cap Growth ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Enhanced Large Cap Growth ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Enhanced Large Cap Growth ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Enhanced Large Cap Growth ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Enhanced Large Cap Growth ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Enhanced Large Cap Growth ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Enhanced Large Cap Growth ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Enhanced Large Cap Growth ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enhanced Large Cap Growth ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Enhanced Large Cap Growth ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Enhanced Large Cap Growth ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Enhanced Large Cap Growth ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Enhanced Large Cap Growth ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced Large Cap Growth ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Enhanced Large Cap Growth ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Enhanced Large Cap Growth ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Enhanced Large Cap Growth ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Enhanced Large Cap Growth ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Enhanced Large Cap Growth ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Enhanced Large Cap Growth ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Enhanced Large Cap Growth ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Enhanced Large Cap Growth ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Enhanced Large Cap Growth ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Cloud Computing ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Cloud Computing ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Cloud Computing ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Cloud Computing ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Cloud Computing ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Cloud Computing ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Cloud Computing ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Cloud Computing ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Cloud Computing ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Cloud Computing ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Cloud Computing ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Cloud Computing ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Cloud Computing ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Cloud Computing ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Cloud Computing ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Cloud Computing ETF | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Cloud Computing ETF | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Cloud Computing ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Cloud Computing ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Electric Vehicles and Future Transportation ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Electric Vehicles and Future Transportation ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Electric Vehicles and Future Transportation ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Electric Vehicles and Future Transportation ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Electric Vehicles and Future Transportation ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Electric Vehicles and Future Transportation ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Electric Vehicles and Future Transportation ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Electric Vehicles and Future Transportation ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Electric Vehicles and Future Transportation ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Electric Vehicles and Future Transportation ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Electric Vehicles and Future Transportation ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Electric Vehicles and Future Transportation ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Electric Vehicles and Future Transportation ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Electric Vehicles and Future Transportation ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Electric Vehicles and Future Transportation ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	55.20%
Fidelity Electric Vehicles and Future Transportation ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Electric Vehicles and Future Transportation ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Electric Vehicles and Future Transportation ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Electric Vehicles and Future Transportation ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Electric Vehicles and Future Transportation ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Electric Vehicles and Future Transportation ETF | China
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Electric Vehicles and Future Transportation ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Electric Vehicles and Future Transportation ETF | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Electric Vehicles and Future Transportation ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Electric Vehicles and Future Transportation ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Electric Vehicles and Future Transportation ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Clean Energy ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Clean Energy ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Clean Energy ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Clean Energy ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Clean Energy ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Clean Energy ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Clean Energy ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Clean Energy ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Clean Energy ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Clean Energy ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Clean Energy ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Clean Energy ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity Clean Energy ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Fidelity Clean Energy ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Clean Energy ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Clean Energy ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Clean Energy ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Clean Energy ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Clean Energy ETF | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Clean Energy ETF | China
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Clean Energy ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Clean Energy ETF | Portugal
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Clean Energy ETF | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Clean Energy ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Clean Energy ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Digital Health ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Digital Health ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Digital Health ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Digital Health ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Digital Health ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Digital Health ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Digital Health ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Digital Health ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Digital Health ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Digital Health ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Digital Health ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Digital Health ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	87.40%
Fidelity Digital Health ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Digital Health ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Digital Health ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Digital Health ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Fidelity Digital Health ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Digital Health ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Digital Health ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Digital Health ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Digital Health ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Digital Health ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Digital Health ETF | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Digital Health ETF | China
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Digital Health ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Digital Health ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Digital Health ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Enhanced Large Cap Core ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Enhanced Large Cap Core ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Enhanced Large Cap Core ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Enhanced Large Cap Core ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Enhanced Large Cap Core ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Enhanced Large Cap Core ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Enhanced Large Cap Core ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Enhanced Large Cap Core ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Enhanced Large Cap Core ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Enhanced Large Cap Core ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Enhanced Large Cap Core ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Enhanced Large Cap Core ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Enhanced Large Cap Core ETF | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Enhanced Large Cap Core ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Enhanced Large Cap Core ETF | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Enhanced Large Cap Core ETF | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Enhanced Large Cap Core ETF | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Enhanced Large Cap Core ETF | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Enhanced Large Cap Core ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Enhanced Large Cap Core ETF | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Enhanced Large Cap Core ETF | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Enhanced Large Cap Core ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Enhanced Large Cap Core ETF | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Enhanced Large Cap Core ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Enhanced Large Cap Core ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Crypto Industry and Digital Payments ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Crypto Industry and Digital Payments ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Crypto Industry and Digital Payments ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Crypto Industry and Digital Payments ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Crypto Industry and Digital Payments ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Crypto Industry and Digital Payments ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Crypto Industry and Digital Payments ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Crypto Industry and Digital Payments ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Crypto Industry and Digital Payments ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Crypto Industry and Digital Payments ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Crypto Industry and Digital Payments ETF | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Crypto Industry and Digital Payments ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Fidelity Crypto Industry and Digital Payments ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Fidelity Crypto Industry and Digital Payments ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Crypto Industry and Digital Payments ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Crypto Industry and Digital Payments ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Crypto Industry and Digital Payments ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Crypto Industry and Digital Payments ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Crypto Industry and Digital Payments ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Crypto Industry and Digital Payments ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Crypto Industry and Digital Payments ETF | China
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Crypto Industry and Digital Payments ETF | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Crypto Industry and Digital Payments ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Crypto Industry and Digital Payments ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Metaverse ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Metaverse ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Metaverse ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Metaverse ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Metaverse ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Metaverse ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Metaverse ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Metaverse ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Metaverse ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Metaverse ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Metaverse ETF | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Fidelity Metaverse ETF | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Metaverse ETF | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Metaverse ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Fidelity Metaverse ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Metaverse ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Metaverse ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Metaverse ETF | China
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Metaverse ETF | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Metaverse ETF | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Metaverse ETF | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Metaverse ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Metaverse ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%